Share Capital - Disclosure of Detailed Information About Gearing Ratio (Details) - NZD ($) $ in Thousands	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Disclosure of classes of share capital [abstract]
Total borrowings	$ 17,495	$ 38,913
Less Cash and cash equivalents	(90,925)	(3,791)	$ (1,962)	$ (10,739)
Net cash / net debt	(73,430)	35,122
Equity	89,191	(6,284)	$ 10,519	$ (5,710)
Total Capital	$ 15,788	$ 28,838
Gearing ratio	20.00%	(619.00%)